UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21418

Ancora Trust

(Exact Name of Registrant as Specified in Charter)

One Chagrin Highlands

2000 Auburn Drive, Suite 420

Cleveland, Ohio 44122

(Address of Principal Executive Offices)

Richard A. Barone

c/o Ancora Trust

One Chagrin Highlands

2000 Auburn Drive, Suite 420

Cleveland, Ohio 44122

 (Name and Address of Agent for Service)

Copy to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Ave., E.

Cleveland, Ohio 44114

Registrant’s Telephone Number, including Area Code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ancora Trust
Ancora Income Fund
Schedule of Investments
March 31, 2006 (Unaudited)

	Shares	Value

Convertible Preferred Stocks - 6.41%
Ford Motor Company	6,000	$ 180,300
Glenborough Realty	21,000	522,900
Travelers PPTY Casualty	17,100	410,229

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,212,224)		1,113,429

Corporate Bond Trust Certificates - 39.48%
Abbey National Plc.	4,000	102,440
BAC Capital Trust III	17,200	439,288
Cabco-AOL	6,800	176,800
Citigroup Capital VI	22,000	556,160
Corporate-Backed Trust BellSouth Corp.	17,000	432,820
Corporate-Backed Trust Boeing Co.	22,000	534,600
Corporate-Backed Trust Washington Mutual, Inc.	9,000	230,670
CorTS Trust Bristol Myers Squibb	4,200	106,134
CorTS Trust Disney	19,000	480,890
CorTS Trust IBM	22,500	580,950
CorTS Trust Verizon	20,800	532,688
Dominion Res Cap Trust VI	11,200	284,032
General Motors Acceptance Corporation	10,000	210,000
Lincoln National Capital Trust	10,700	269,640
MBNA Capital D	15,000	389,850
Merrill Lynch	22,000	557,920
NB Capital Corporation	3,900	102,960
Preferredplus Trust-Liberty Media Group	3,000	69,000
Preferredplus Trust-Goodrich Corp.	10,900	281,656
Southern Company Capital Trust VI	20,700	523,089

TOTAL CORPORATE BOND TRUST CERTIFICATES (Cost $7,003,157)		6,861,587

Investment Company Funds

Closed-End Bond Funds - 23.44%
1838 Bond-Debenture Trading Fund	30,000	532,500
Allmerica Securities Trust	16,000	147,040
American Income Fund Inc.	12,500	96,250
Blackrock Income Opportunity Trust	8,000	84,800
Dreyfus High Yield Strategies Fund	30,000	121,200
Eaton Vance SR Income	16,000	129,440
Evergreen Managed Income	42,000	681,240
High Income Opportunity Fund	70,000	434,000
High Yield Plus Fund	37,500	130,875
John Hancock Income Securities Trust	35,000	479,500
Managed High Income	34,000	205,020
MFS Intermediate Income Trust	15,000	92,400
Morgan Stanley High Yield	16,000	91,680
Nuveen Preferred & Convertible Income Fund II	48,500	598,490
Nuveen Quality Preferred Income Fund	7,500	99,675
Putnam Master Income Trust	25,000	150,250
		4,074,360

Closed-End Bond Funds, Senior Securities - 4.06%
Gabelli Global Multi Media Trust	9,000	220,410
Royce Value Trust Inc.	20,000	484,800
		705,210

Convertible Securities Funds - 1.57%

TOTAL INVESTMENT COMPANY FUNDS (Cost 4,803,254)		4,779,570

REIT Preferred Shares - 17.57%
American Financial Realty Trust	29,000	337,850
Bear Stearns Capital Trust - 7.80%	22,600	573,588
Cousins Properties, Inc.	15,000	382,650
Developers Diversified Realty Corporation	20,000	510,000
Equity Residential	10,400	254,800
Kimco Realty	18,000	448,200
Prologis Trust	10,400	260,000
Public Storage	11,300	286,455

TOTAL REIT PREFERRED SHARES (Cost $3,163,684)		3,053,543

Money Market Securities - 2.45%
First American Funds Institution -	1,639,744	1,639,744
Class A, 4.29% (a)

TOTAL MONEY MARKET SECURITIES (Cost $1,639,744)		1,639,744

TOTAL INVESTMENTS - 98.46% (Cost $16,182,319)		17,447,873

Other assets less liabilities - 1.54%		(66,501)

TOTAL NET ASSETS		17,381,372

(a) Variable rate security; the coupon rate shown represents the rate at March 31, 2006.

NOTES TO FINANCIAL STATEMENTS
Ancora Income Fund
1. SECURITY TRANSACTIONS
At March 31, 2006 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $17,822,063 amounted to $374,190 which consisted of aggregate gross unrealized appreciation of $78,809 and aggregate gross unrealized depreciation of $452,999.

Ancora Trust
Ancora Equity Fund
Schedule of Investments
March 31, 2006 (Unaudited)

Common Stocks - 86.40%	Shares	Value

Aerospace/Defense - 4.40%
Goodrich Corp.	5,000	$218,050
L 3 Communications Holdings, Inc.	5,000	428,950
		647,000

Chemicals - 3.02%
Dow Chemical Co.	12,000	487,200

Commercial Banks - 5.91%
Bank of America Corp.	7,513	342,142
JP Morgan & Chase Co.	10,000	416,400
U.S. Bancorp	17,000	518,500
		1,277,042

Communication - 1.42%
Sprint Nextel Corp.	12,000	310,080
		310,080

Computer Equipment & Software - 12.25%
Cisco Systems, Inc. (a)	27,000	585,090
Computer Associates International, Inc.	15,000	408,150
Intel Corp.	17,000	330,820
International Business Machines Corp.	4,000	329,880
Symantec Corp. (a)	30,000	504,900
Texas Instruments, Inc.	12,000	389,640
		2,548,480

Consumer Products and Services - 3.80%
3M Co.	7,000	529,830
Coca Cola Co.	10,000	418,700
Williams Sonoma Inc. (a)	4,000	169,600
		1,118,130

Energy - 6.59%
Anadarko Petroleum, Inc.	4,000	404,040
Apache Corp.	7,000	458,570
ConocoPhillips	3,000	189,450
		1,052,060

Entertainment/Media - 10.41%
Walt Disney Co. (a)	10,000	278,900
Gannett Co.	6,000	359,520
Time Warner, Inc.	33,000	554,070
		1,192,490
Ancora Trust
Ancora Equity Fund
Schedule of Investments - continued
March 31, 2006 (Unaudited)

Common Stocks - 86.40% - continued	Shares	Value

Finance Services - 12.16%
American Express Co.	8,500	$446,675
Bear Stearns Co.	3,500	485,450
Berkshire Hathaway Finance Corp. (a)	200	602,400
Merrill Lynch & Co., Inc.	6,000	472,560
		2,007,085

Healthcare - 9.59%
Invacare, Inc.	16,000	496,960
Johnson & Johnson Co.	5,000	296,100
Laboratory Corp. of America Holdings (a)	5,000	292,400
Pfizer, Inc.	20,000	498,400
		1,583,860

Machinery and Equipment - 15.45%
General Electric Co.	17,000	591,260
Honeywell International Inc.	12,000	513,240
International Game Technology	10,000	352,200
ITT Industries Inc.	5,000	281,100
NCR Corp (a)	12,000	501,480
Pall Corp.	10,000	311,900
		2,551,180

Medical & Laboratory Instruments -1.40%
Boston Scientific Corp. (a)	10,000	230,500
		230,500

TOTAL COMMON STOCKS (Cost $13,290,231)		15,005,107

Money Market Securities - 10.23%
First American Funds Institution -	1,689,084	1,689,084
Class A, 4.29% (b)

TOTAL MONEY MARKET SECURITIES (Cost $1,689,084)		1,689,084

TOTAL INVESTMENTS (Cost $14,979,314) - 100.11%		$ 16,694,191
.
Assets in excess of other liabilities - (.11)%		(185,037)

TOTAL NET ASSETS - 100.00%		$ 16,509,154

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at March 31, 2006

NOTES TO FINANCIAL STATEMENTS
Ancora Equity Fund
1. SECURITY TRANSACTIONS
At March 31, 2006 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,979,314 amounted to $1,714,876 which consisted of aggregate gross unrealized appreciation of $2,033,620 and aggregate gross unrealized depreciation of $318,744.

Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments
March 31, 2006 (Unaudited)

Common Stocks - 75.41%	Shares	Value

Chemicals - 1.69%
Mace Security International, Inc. (a)	100,000	255,000
		255,000

Communications - 8.80%
Applied Digital Solutuions (a)	85,000	246,500
North Pittsburgh Systems, Inc.	30,000	700,200
Symmetricom, Inc. (a)	45,000	384,750
		1,331,450

Computer Equipment & Software - 5.08%
Alloy Online Inc. (a)	8,250	110,633
InFocus Corp. (a)	65,000	308,750
Symbol Technologies, Inc.	33,000	349,140
		768,523

Consumer Products and Services - 10.27%
Cobra Electronics Corp.	25,000	264,750
Emerson Radio Corp. (a)	9,000	33,660
Hypercom Corp. (a)	35,000	325,500
Johnson Outdoors, Inc. (a)	5,000	89,500
Meade Instruments Corp. (a)	75,000	210,750
National Presto Industries, Inc.	1,000	49,170
Poore Bros, Inc. (a)	23,000	64,400
Redhook Ale Brewery, Inc. (a)	100,000	349,000
The Stephan Company	48,900	168,705
		1,555,435

Energy - 7.03%
Active Power, Inc. (a)	50,000	249,500
Global Power Equipment Group, Inc. (a)	72,000	277,200
Tyco International Ltd	20,000	537,600
		1,064,300

Entertainment - 7.64%
Gray Television, Inc.	10,000	84,000
Gray Television, Inc. - Class A	32,100	258,726
Hearst Argyle Television, Inc.	12,000	280,320
Liberty Media Corp. - Class A (a)	30,000	246,300
Time Warner, Inc.	17,000	285,430
		1,154,776

Financial Services - 6.63%
BKF Capital Group, Inc. (a)	10,000	130,000
First Albany Companies, Inc. (a)	21,000	118,230
Intersections Inc. (a)	35,000	395,850
Mercer Insurance Group, Inc. (a)	11,000	208,450
Quanta Capital Holdings (a)	50,000	150,000
		1,002,530
Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments - continued
March 31, 2006 (Unaudited)

	Shares	Value
Common Stocks - 75.41% - continued

Healthcare - 6.46%
Bio-Rad Labratories (a)	5,000	311,750
Cardiodynamics International Corp. (a)	90,000	160,200
HEALTHSOUTH Corp. (a)	65,000	324,350
Implant Sciences Corp. (a)	40,000	146,800
Isotechnika, Inc. (a)	20,000	35,000
		978,100

Machinery and Equipment - 11.79%
ADC Telecommunications, Inc. (a)	14,000	358,260
CPI Aerostructures, Inc. (a)	14,000	111,300
Cubic Corp.	20,000	478,800
Key Technology, Inc. (a)	23,703	290,125
Methode Electronics, Inc.	30,000	326,700
Spectrum Brand, Inc. (a)	10,000	217,200
		1,782,385

Services - 10.02%
Cendant Corp.	17,000	294,950
Cronos Group	10,000	122,000
Discovery Holdings Co. (a)	22,000	330,000
RAE Systems, Inc. (a)	66,000	235,620
Rail America, Inc. (a)	50,000	533,000
		1,515,570

TOTAL COMMON STOCKS (Cost $10,684,634)		11,408,068

Investment Company Funds - 9.84%
Boulder Growth & Income Fund, Inc. (a)	75,000	578,250
Boulder Total Return (a)	30,000	534,600
Equus II, Inc.	8,000	61,840
Zweig Total Return Fund, Inc.	65,000	315,250

TOTAL INVESTMENT COMPANY FUNDS (Cost $1.437,055)		1,489,940

Money Market Securities - 27.75%
First American Funds Institution -	2,223,006	2,223,006
Class A, 4.26% (b)

TOTAL MONEY MARKET SECURITIES (Cost $2,223,006)		2,223,006

TOTAL INVESTMENTS (Cost $14,344,695) - 99.93%		$ 15,121,014

Other assets less liabilities - 0.07%		11,259

TOTAL NET ASSETS - 100.00%		$ 15,132,273

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at March 31, 2006.

NOTES TO FINANCIAL STATEMENTS
Ancora Special Opportunity Fund
1. SECURITY TRANSACTIONS
At March 31, 2006 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,344,695 amounted to $776,319 which consisted of aggregate gross unrealized appreciation of $1,221,303 and aggregate gross unrealized depreciation of $444,984.

Ancora Trust
Ancora Bancshares
Schedule of Investments
March 31, 2006 (Unaudited)

Common Stocks - 95.14%	Shares	Value

Insurance - 5.89%
Mercer Insurance Group, Inc. (a)	3,000	56,850
Montpelier Re Holdings Ltd.	1,000	16,300
Platinum Underwriters Holdings Ltd.	2,000	58,200
		131,350

Savings Institutions - 35.59%
FirstFed Financial Corp. (a)	2,500	149,525
First Niagara Financial Group, Inc.	10,000	146,600
Franklin Bank Corp.	6,000	115,380
IndyMac Bancorp, Inc.	2,500	102,325
Itla Capital Corporation (a)	2,200	106,084
New York Community Bancorp, Inc.	5,000	87,600
Sovereign Bancorp, Inc.	4,000	87,640
		795,154

Commercial Banks - 53.98%
AmeriServ Financial, Inc.	10,000	50,000
Bank of Hawaii Corp.	1,500	79,965
Central Pacific Financial Corp.	3,000	110,160
City National Corp.	1,500	115,185
Columbia Bancorp (a)	6,600	144,870
Commerce Bancshares, Inc.	1,653	85,411
Community Bancorp	3,000	92,910
FirstBank Corp.	3,150	74,435
First Community Bancshares, Inc.	3,000	95,940
Irwin Financial Corp.	3,000	57,990
Mainsource Financial Group	2,000	37,800
Mercantile Bancshares Corp.	3,000	115,350
Oriental Financial Group Inc.	4,000	57,800
Partners Trust Financial Group, Inc.	5,000	59,600
Washington Trust Bancorp, Inc.	1,000	28,070
		1,205,485

TOTAL COMMON STOCKS (Cost $1,915,991)		2,131,989

Money Market Securities - 4.86%
First American Funds Institution -	108,563	108,563
Class A, 4.29% (b)
TOTAL MONEY MARKET SECURITIES (Cost $108,563)		108,563

TOTAL INVESTMENTS (Cost $2,024,554) - 100.31%		$ 2,240,552

Liabilities less other assets - (.31%)		(7,005)

TOTAL NET ASSETS - 100.00%		$ 2,233,547

(a) Non-income producing.

NOTES TO FINANCIAL STATEMENTS
Ancora Bancshares Fund
1. SECURITY TRANSACTIONS
At March 31, 2006 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,024,554 amounted to $215,998 which consisted of aggregate gross unrealized appreciation of $306,957 and aggregate gross unrealized depreciation of $90,959.

Ancora Trust
Ancora Homeland Security Fund
Schedule of Investments
March 31, 2006 (Unaudited)

Common Stocks - 86.40%	Shares	Value

Aerospace/Defense - 16.79%
Allied Defense Group (a)	4,000	$ 87,800
DRS Technologies Inc.	1,500	82,305
EDO Corp.	3,000	92,550
FLIR Systems Inc. (a)	3,500	99,435
L-3 Communications Holdings Inc.	1,000	85,790
TVI Corp. (a)	15,000	59,250
		507,130

Business Services - 1.47%
Henry Bros. Electronics, Inc. (a)	7,000	44,450
		44,450

Chemicals - 3.02%
Isonics Corp. (a)	20,000	27,400
Mace Security International Inc. (a)	25,000	63,750
		91,150

Computer Equipment & Software - 13.45%
Acacia Research Corp. (a)	20,000	52,000
Actividentity Corp. (a)	22,000	92,180
Cogent Inc. (a)	3,000	55,020
Compudyne Corp. (a)	6,000	42,120
Identix Inc. (a)	5,000	39,800
Lasercard Corp. (a)	4,000	90,000
Verint Systems Inc. (a)	1,000	35,370
		406,490

Finance Services - 4.08%
First Advantage Corp. (a)	2,000	$ 48,360
ID Systems, Inc. (a)	3,000	75,000
		123,360

Machinery and Equipment - 12.14%
American Science and Engineering Inc. (a)	1,000	93,400
Applied Digital Solutions Inc. (a)	20,000	58,000
Applied Signal Technology Inc.	2,500	49,575
Argon ST Inc. (a)	1,000	33,530
Esterline Technologies Corp. (a)	1,000	42,750
Rae Systems Inc. (a)	25,000	89,250
		366,505

Medical & Laboratory Instruments -16.32%
Cepheid (a)	12,000	109,920
Implant Sciences Corp. (a)	23,000	84,410
OSI Systems Inc. (a)	4,000	84,520
		278,850

Protective Equipment - 7.08%
DHB Industries Inc. (a)	12,000	57,360
Lakeland Industries Inc. (a)	2,500	51,250
Mine Safety Appliances Co.	2,500	105,000
		213,610

TOTAL COMMON STOCKS (Cost $1,878,609)		2,031,545

Money Market Securities - 33.48%
First American Funds Institution -	1,010,921	1,010,921
Class A, 4.29% (b)

TOTAL MONEY MARKET SECURITIES (Cost $1,010,921)		1,010,921

TOTAL INVESTMENTS (Cost $2,889,530) - 100.76%		3,042,466
.
Assets in excess of other liabilities - (.76)%		(22,866)

TOTAL NET ASSETS - 100.00%		3,019,600

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at March 31, 2006

NOTES TO FINANCIAL STATEMENTS
Ancora Homeland Security Fund
1. SECURITY TRANSACTIONS
At March 31, 2006 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,889,530 amounted to $152,936 which consisted of aggregate gross unrealized appreciation of $198,217 and aggregate gross unrealized depreciation of $45,281.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Richard A. Barone

     Richard A. Barone

     Chairman and Treasurer

Date: May 30, 2006